Consolidated Statements of Cash Flows	12 Months Ended
	Sep. 30, 2025 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Operating activities
Net loss	$ (12,229,348)	$ (2,801,946)	$ (7,372,225)
Non-cash items:
Depreciation – right-of-use asset	76,868	73,357	72,450
Foreign exchange	(312,687)	(10,126)	45,348
Interest expense	35,851	8,945	19,750
Share-based compensation	3,182,703	839,771	1,152,131
Changes in non-cash working capital items:
Sales tax receivables	(159,694)	(13,243)	77,537
Interest and other receivables	(203,153)	0	41,261
Prepaids	(771,283)	(188,936)	136,737
Accounts payable and accrued liabilities	1,689,124	241,992	(1,197,254)
Net cash used in operating activities	(8,691,619)	(1,850,186)	(7,024,265)
Financing activities
Private placement proceeds	82,097,564	900,000	1,217,500
Share issuance costs	(360,138)	0	(26,976)
Pre-funded warrant issuance proceeds	0	0	831,834
Option exercise proceeds	1,340,850	0	0
Pre-funded warrant and warrant exercise proceeds	2,589,365	302	253,440
Principal portion of lease liability	(100,150)	(89,730)	(86,112)
Net cash from financing activities	85,567,491	810,572	2,189,686
Change in cash and cash equivalents	76,875,872	(1,039,614)	(4,834,579)
Effect of foreign exchange on cash	312,625	11,720	(45,348)
Cash and cash equivalents, beginning of year	5,720,092	6,747,986	11,627,913
Cash and cash equivalents, end of year	82,908,589	5,720,092	6,747,986
SUPPLEMENTARY INFORMATION
Fair value of RSUs exercised	900,236	232,500	232,500
Fair value of Pre-funded warrants exercised	455,573	0	0
Fair value of options exercised	862,765	0	0
Share issuance costs included in accounts payable and accrued liabilities	$ 112,416	$ 0	$ 0